Employee Benefits Expense (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefits Expense [abstract]
Schedule of Employee Benefits Expense

Year ended December 31,	2018	2017
		Restated (Note 5)
Salaries and wages	$16,461	$15,790
Stock-based compensation (including equity-settled RSUs & PSUs), (note 22)	957	742
Medical, dental and insurance	415	346
Pension costs	326	270
Stock-based compensation – DSUs (note 22)	(676)	950
Other	374	399
Total	$17,857	$18,497